UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
January 19, 2016
__________________________________
EARNEST OPERATIONS LLC1 (Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	0001658153 (Central Index Key Number of securitizer)

Louis Beryl, Chief Executive Officer of Earnest Inc., (888) 601-2801 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Earnest Operations LLC, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Earnest Student Loan Program 2016-A LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 1, 2015, obtained by the sponsor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

Attached as Exhibit 99.2 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 1, 2015 except for the reference to the name of the issuer which changed, as to which the date is December 22, 2015, obtained by the sponsor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EARNEST OPERATIONS LLC

By:  EARNEST INC., its Manager

By:   /s/ Louis Beryl
Name:  Louis Beryl
Title:   Chief Executive Officer

January 19, 2016

EARNEST OPERATIONS LLC
Exhibit Index to Current Report on Form ABS-15G
Dated January 19, 2016

Exhibit
Number

(99.1)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 1, 2015

(99.2)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 1, 2015 except for the reference to the name of the issuer which changed, as to which the date is December 22, 2015

Exhibit 99.1

Earnest Student Loan Program 2015-A LLC
Asset-Backed Notes and Asset-Backed Residual Certificates
Sample Student Loan Agreed-Upon Procedures

Report To:
Earnest Operations LLC
Credit Suisse Securities (USA) LLC

1 December 2015

EY
Building a better
working world

EY Building a better working world	Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Earnest Operations LLC 3001 19th Street San Francisco, California 94110 Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010
Re:  Earnest Student Loan Program 2015-A LLC
    Asset-Backed Notes (the “Notes”) and Asset-Backed Residual Certificates (the “Certificates,” together with the Notes, the “Securities”)
     Sample Student Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Earnest Student Loan Program 2015-A LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of private credit student loans (the “Student Loans”) relating to the Earnest Student Loan Program 2015-A LLC securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Earnest Operations LLC (the “Sponsor”), on behalf of the Issuer, provided us with:
a.
An electronic data file labeled “Earnest_10 14 2015 Tape vF.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information on certain private credit student loans (the “Preliminary Student Loans”) as of 14 October 2015 (the “Statistical Cut-Off Date”) that are expected to be representative of the Student Loans,

b.
An electronic data file labeled “Earnest_10 14 2015 Tape vF_Pool2.xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File,” together with the Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Issuer, indicated contains updated information on certain of the Preliminary Student Loans (the “Statistical Student Loans”) as of the Statistical Cut-Off Date that are expected to be representative of the Student Loans,

EY Building a better working world	Page 2 of 3

c.
A schedule (the “Additional Sample Student Loan Schedule”) that the Sponsor, on behalf of the Issuer, indicated contains a single loan identification number (“Loan ID”) corresponding to one Preliminary Student Loan (the “Additional Sample Student Loan”), as shown on the Preliminary Data File, which is listed on Exhibit 1 to Attachment A,

d.	Imaged copies of:
i.	The approval disclosure and loan agreement (collectively, the “Agreement”),
ii.	The co-signer addendum to the loan agreement, if applicable (the “Co-signer Agreement”),
iii.	The borrower details form (the “Borrower Details Form”),
iv.	The employment offer or income verification letter, if applicable (the “Employment and Income Verification Letter”),
v.	The borrower’s payment stub, if applicable (the “Payment Stub”),
vi.	The borrower’s bank account statement, if applicable (the “Bank Statement”),
vii.	The borrower’s form of identification (the “Form of Identification”),
viii.	The borrower’s credit report at origination (the “FICO Report”) and
ix.
Certain printed system screen shots from the Sponsor’s servicing system (the “System Screen Shots,” together with the Agreement, Co-signer Agreement, Borrower Details Form, Employment and Income Verification Letter, Payment Stub, Bank Statement, Form of Identification and FICO Report, the “Source Documents”),relating to each Sample Student Loan (as defined in Attachment A),

e.	Certain schedules that the Sponsor, on behalf of the Issuer, indicated contain information relating to the:
i.	School name relating to schools located in the United States (the “Domestic Title IV School Schedule”),
ii.	School name relating to schools located outside of the United States (the “International Title IV School Schedule”)
iii.	Current loan balance (the “Current Loan Balance Schedule”) and
iv.
Next payment amount, if applicable (the “Next Payment Amount Schedules,” together with the Domestic Title IV School Schedule, International Title IV School Schedule, Current Loan Balance Schedule and Source Documents, the “Sources”),

relating to each Sample Student Loan,
f.
Information, assumptions and methodologies (collectively, the “Citizen or Resident Methodology”), which are included on Exhibit 4 to Attachment A, which the Sponsor, on behalf of the Issuer, indicated are related to the determination of U.S citizen or U.S. permanent resident status for each Sample Student Loan,

g.
Information, assumptions and methodologies (collectively, the “Free Cash Flow Calculation Methodology”), which are included on Exhibit 5 to Attachment A, which the Sponsor, on behalf of the Issuer, indicated are related to the recalculation of the free cash flow (the “Free Cash Flow”) for each Statistical Student Loan,

h.
An electronic data file labeled “Earnest_10 14 2015 FCF CS.xlsx” and the corresponding record layout and decode information (the “Free Cash Flow Support Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to the Free Cash Flow corresponding to each Statistical Student Loan,

i.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 2 to Attachment A, and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

EY Building a better working world	Page 3 of 3

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Additional Sample Student Loan Schedule, Sources, Citizen or Resident Methodology, Free Cash Flow Calculation Methodology, Free Cash Flow Support Data File, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Additional Sample Student Loan Schedule, Sources, Citizen or Resident Methodology, Free Cash Flow Calculation Methodology, Free Cash Flow Support Data File or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Student Loans, Statistical Student Loans or Student Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Student Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Student Loans,
iii.	Whether the originator of the Student Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 December 2015

EY Building a better working world	Attachment A Page 1 of 3

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Preliminary Student Loans from the Preliminary Data File (the “Initial Sample Student Loans,” together with the Additional Sample Student Loan, the “Sample Student Loans”).  The Initial Sample Student Loans are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Initial Sample Student Loans they instructed us to select from the Preliminary Student Loans on the Preliminary Data File.  Additionally, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they selected the Additional Sample Student Loan.

2.	For each Sample Student Loan, as applicable, we performed the following procedures:

a.
We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.
We observed that the corresponding Agreement contained a signature or electronic signature in the borrower signature section of the Agreement (except for Sample Student Loan number 123).  We performed no procedures to determine the validity of the signature or electronic signature we observed on the Agreement.

For Sample Student Loan number 123, we did not observe a signature or electronic signature in the borrower signature section of the Agreement.

c.
We observed that the corresponding Co-signer Agreement, if applicable, contained a signature or electronic signature in the co-signer signature section of the Co-signer Agreement.  We performed no procedures to determine the validity of the signature or electronic signature we observed on the Co-signer Agreement.

d.	We observed the existence of a FICO Report.

e.	We observed the existence of a Form of Identification.

EY Building a better working world	Attachment A Page 2 of 3

2.	(continued)

f.
We observed (i) an indication of payroll direct deposit on the corresponding System Screen Shots or Bank Statement or (ii) the existence of an Employment and Income Verification Letter or Payment Stub (except for Sample Student Loan numbers 1 and 99).  We performed no procedures to determine the validity of the amount of the payment indicated in the direct deposit, reconcile any amount of payment indicated in the direct deposit to the indicated income, as shown on the Employment and Income Verification Letter or Payment Stub or any other differences that may exist between the corresponding System Screen Shots, Bank Statement, Employment and Income Verification Letter or Payment Stub.

For Sample Student Loan numbers 1 and 99, the Sponsor, on behalf of the Issuer, did not provide us with the System Screen Shots, Bank Statement, Employment and Income Verification Letter or Payment Stub.

g.	We observed on the FICO Report that the borrower did not declare bankruptcy in the 3 years prior to the date of the corresponding FICO Report.

h.	We observed on the FICO Report (except for Sample Student Loan number 13) that the borrower had no charge-offs on any account in the 3 years prior to the date of the corresponding FICO Report.

For Sample Student Loan number 13, we observed on the FICO Report that the borrower had one charge-off on an account in the 3 years prior to the date of the corresponding FICO Report.

i.	We observed on the FICO Report that the borrower was not 30 days past due on any account more than twice in the 12 months prior to the date of the corresponding FICO Report.

j.
We observed on the FICO Report (except for Sample Student Loan number 13) that the borrower was not 60 days past due on any account more than once in the 12 months prior to the date of the corresponding FICO Report.

For Sample Student Loan number 13, we observed on the FICO Report that the borrower was 60 days past due seven times on an account in the 12 months prior to the date of the corresponding FICO Report.

k.
We observed on the FICO Report (except for Sample Student Loan number 13) that the borrower was not 90 days past due on any account more than once in the 12 months prior to the date of the corresponding FICO Report.

For Sample Student Loan number 13, we observed on the FICO Report that the borrower was 90 days past due five times on an account in the 12 months prior to the date of the corresponding FICO Report.

EY Building a better working world	Attachment A Page 3 of 3

2.	(continued)

l.	Using the Citizen or Resident Methodology, we determined that the borrower is considered a U.S. citizen or U.S. permanent resident.

m.
We observed that the school name corresponding to each Sample Student Loan (except for Sample Student Loan numbers 72 and 78) either (i) appeared on the International Title IV School Schedule (in accordance with note xvii. of Exhibit 2 to Attachment A or (ii) had a PEPS Eligibile/Certified Title IV indicator value, as shown on the Domestic Title IV School Schedule, of “Yes [YCY]” or “Yes [YPY].”

The school names corresponding to Sample Student Loan numbers 72 and 78, were not on the International Title IV School Schedule or Domestic Title IV School Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in this Item 2.  Additionally, for the information observed or determined as described in Items 2.b. through 2.m. above, we performed no additional procedures to compare any information or amounts to the corresponding information or amounts on the Preliminary Data File or any other Source, if applicable.

3.
For each private credit student loan on the Preliminary Data File and Statistical Base Data File, we compared the Loan ID on the Preliminary Data File to the corresponding Loan ID on the Statistical Base Data File and noted that:

a.	All of the Statistical Student Loans included on the Statistical Base Data File were included on the Preliminary Data File,
b.	190 of the Preliminary Student Loans included on the Preliminary Data File were not included on the Statistical Base Data File (the “Removed Student Loans”) and
c.	19 of the Removed Student Loans were Sample Student Loans (the “Removed Sample Student Loans”), which are identified on Exhibit 1 to Attachment A.

4.
For the 132 Sample Student Loans that were included on the Statistical Base Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information on the Statistical Base Data File.  All such compared information was in agreement.

5.	Using:
a.	Information on the Statistical Base Data File,
b.	Information on the Free Cash Flow Support Data File and
c.	The Free Cash Flow Calculation Methodology,
we recalculated the Free Cash Flow for each Statistical Student Loan.  We compared this recalculated information to the corresponding information on the Statistical Base Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Sample Student Loans

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

1	4455	X
2	4543	X
3	4659	X
4	8117	X
5	8146	X
6	8165	X
7	8167	X
8	8596	X
9	8692	X
10	8776	X
11	9009	X
12	9020	X
13	9084	X
14	9473	X
15	10188	X
16	10390	X
17	10451	X
18	10473	X
19	10997	X
20	11093	X
21	11573	X
22	11887	X
23	12322	X
24	12839	X
25	12857	X
26	13088	X
27	13916	X
28	14484	X
29	15627	X
30	16203	X
31	16261	X
32	16383	X
33	16450	X
34	16917	X
35	16994	X
36	17520	X
37	17559	X
38	17669	X
39	17737	X

Exhibit 1 to Attachment A

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

40	18124	X
41	18339	X
42	18503	X
43	18551	X
44	18933	X
45	19140	X
46	19342	X
47	19364	X
48	19535	X
49	19552	X
50	19758	X
51	20114	X
52	20203	X
53	20517	X
54	21483	X
55	21575	X
56	21811	X
57	21960	X
58	21995	X
59	22823	X
60	22951	X
61	22993	X
62	23005	X
63	23153	X
64	24529	X
65	25550	X
66	25921	X
67	26935	X
68	26993	X
69	27105	X
70	27844	X
71	27981	X
72	28317	X
73	28350	X
74	28585	X
75	28614	X
76	28675	X
77	29282	X
78	29330	X
79	29695	X
80	31087	X

Exhibit 1 to Attachment A

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

81	31594	X
82	31712	X
83	31736	X
84	31972	X
85	32515	X
86	32875	X
87	32878	X
88	33026	X
89	33146	X
90	33850	X
91	35222	X
92	36556	X
93	36884	X
94	37474	X		X
95	37823	X
96	38211	X
97	39398	X
98	39545	X
99	39601	X
100	43386	X
101	44434	X
102	45112	X
103	45902	X
104	45914	X
105	46659	X
106	49055	X
107	50879	X
108	53375	X		X
109	53639	X
110	54743	X		X
111	55145	X		X
112	57443	X
113	57917	X
114	58627	X
115	60588	X
116	63064	X
117	63594	X		X
118	65230	X
119	66578	X
120	67698	X
121	69515	X

Exhibit 1 to Attachment A

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

122	69671	X		X
123	69963	X		X
124	70642	X		X
125	72920	X		X
126	73068	X		X
127	73374	X
128	73488	X		X
129	73805	X
130	74425	X
131	75757	X		X
132	76025	X
133	76655	X		X
134	76676	X
135	76685	X
136	77483	X		X
137	77691	X
138	78206	X
139	78577	X		X
140	81544	X
141	83029	X		X
142	83132	X
143	83681	X
144	84638	X		X
145	84831	X
146	85883	X		X
147	86661	X
148	88296	X		X
149	88480	X
150	89634	X
151	34308		X

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)

Loan ID	System Screen Shots	i.
Co-signer	Co-signer Agreement
State	Agreement or System Screen Shots	ii., iii.
Loan type	Agreement
Net margin	Agreement and recalculation	iv., v.
Funds transfer initiated date	System Screen Shots
Deferral end date	System Screen Shots	vi., vii.
First payment date	System Screen Shots and recalculation	viii.
Original maturity date	System Screen Shots and recalculation	ix.
Payment frequency	System Screen Shots
Original loan balance	System Screen Shots
Interest rate	System Screen Shots
Last payment date	System Screen Shots	x.
Next payment amount	(a) System Screen Shots, (b) Next Payment Amount Schedules or (c) Next Payment Amount Schedules and recalculation	x., xi., xii., xiii.
Repayment status	System Screen Shots	x., xiv.
Current loan balance	Current Loan Balance Schedule
School name	(a) Borrower Details Form and (b) International Title IV School Schedule or Domestic Title IV School Schedule	xv., xvi., xvii., xviii.
School type	Borrower Details Form	xv., xix.
Employer name	Borrower Details Form	xx.
Borrower income	(a) Borrower Details Form, Employment and Income Verification Letter or System Screen Shots or (b) Payment Stub and recalculation	xxi., xxii.
FICO score	FICO Report

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the state Sample Characteristic for each Sample Student Loan (except for Sample Student Loan numbers 42, 83 and 86), the Sponsor, on behalf of the Issuer, instructed us to use the Agreement as the Source.

iii.
For the purpose of comparing the state Sample Characteristic for Sample Student Loan numbers 42, 83 and 86, the Sponsor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source.

iv.	We were instructed by the Sponsor, on behalf of the Issuer, not to compare the net margin Sample Characteristic for Sample Student Loans with a loan type value of “fixed,” as shown on the Agreement.

v.
For the purpose of comparing the net margin Sample Characteristic for each Sample Student Loan with a loan type value of “variable,” as shown on the Agreement, the Sponsor, on behalf of the Issuer, instructed us to recalculate the net margin by subtracting the:

a.	Autopay discount amount, as shown on the Preliminary Data File, from
b.	Margin, as shown on the Agreement.

vi.
For the purpose of comparing the deferral end date Sample Characteristic for each Sample Student Loan (except for Sample Student Loan number 151), the Sponsor, on behalf of the Issuer, instructed us to compare the deferral end date, as shown on the Preliminary Data File, to the deferral end date, as shown on the System Screen Shots.

vii.
For the purpose of comparing the deferral end date Sample Characteristic for Sample Student Loan number 151, the Sponsor, on behalf of the Issuer, instructed us to compare the deferral end date, as shown on the Preliminary Data File, to the next payment due date, as shown on the System Screen Shots.

viii.
For the purpose of comparing the first payment date Sample Characteristic for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to recalculate the first payment date by adding:

a.	31 days to
b.	The deferral end date, as determined in notes vi. and vii. above.

ix.	For the purpose of comparing the original maturity date, the Sponsor, on behalf of the Issuer, instructed us to recalculate the original maturity date by adding the:
a.	Term (in days) to
b.	Deferral end date,
both as shown on the System Screen Shots.

Exhibit 2 to Attachment A

Notes:  (continued)

x.	The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-Off Date. For the purpose of comparing the:
a.	Last payment date,
b.	Next payment amount and
c.	Repayment status
Sample Characteristics for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-Off Date.

xi.
For the purpose of comparing the next payment amount Sample Characteristic for each Sample Student Loan (except for Sample Student Loan numbers 64, 108, 109, 126, 128, 138 and 149), the Sponsor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source.

xii.
For the purpose of comparing the next payment amount Sample Characteristic for Sample Student Loan numbers 64, 108, 126, 128, 138 and 149, the Sponsor, on behalf of the Issuer, instructed us to use the Next Payment Amount Schedules as the Source.

xiii.
For the purpose of comparing the next payment amount Sample Characteristic for Sample Student Loan number 109, the Sponsor, on behalf of the Issuer, instructed us to recalculate the next payment amount by dividing the:

a.	Next payment amount, as shown on the Next Payment Amount Schedules, by
b.	2.

xiv.	For the purpose of comparing the repayment status Sample Characteristic for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to:
a.	Note agreement with a repayment status of “in grace” for each Sample Student Loan with a:
i.	Funds transfer initiated date on or prior to the Statistical Cut-Off Date and
ii.	Deferral end date after the Statistical Cut-Off Date,
all as shown on the System Screen Shots,
b.	Note agreement with a repayment status of “deferment” for each Sample Student Loan, other than Sample Student Loans with a repayment status of “in grace” as determined in a. above, with a:
i.	Funds transfer initiated date, as shown on the System Screen Shots, on or prior to the Statistical Cut-Off Date,
ii.	Deferral end date, as shown on the System Screen Shots, on or prior to the Statistical Cut-Off Date and
iii.	Next payment date, as shown on the Preliminary Data File, that is more than 38 days after the Statistical Cut-Off Date and
c.
Note agreement with a repayment status of “repayment” for each Sample Student Loan, other than Sample Student Loans with a repayment status of “in grace” or “deferment” as determined in a. and b. above.

Exhibit 2 to Attachment A

Notes:  (continued)

xv.	We were instructed by the Sponsor, on behalf of the Issuer, not to compare the school name and school type Sample Characteristics for the Sample Student Loan number 78.

xvi.
For the purpose of comparing the school name Sample Characteristic to the corresponding information on the Sources for each Sample Student Loan (except for the Sample Student Loans described in note xv. above and as described in notes xvii. and xviii. below), the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

xvii.
For the purpose of comparing the school name Sample Characteristic for Sample Student Loan numbers 14, 121 and 143, the Sponsor, on behalf of the Issuer, instructed us to use the Borrower Details Form and the International Title IV School Schedule as the Sources and to note agreement with the International Title IV School Schedule in accordance with the decode table that is shown below.

Sample Student Loan Number	Preliminary Data File School Name	International Title IV School Schedule School Name
14	University of Navarra	Universidad de Navarra
121	Saint George’s University	St George’s University, School of Medicine
143	INSEAD	INSEAD

xviii.
For the purpose of comparing the school name Sample Characteristic for each Sample Student Loan (except for the Sample Student Loans described in notes xv. and xvii. above), the Sponsor, on behalf of the Issuer, instructed us to use the Borrower Details Form and the Domestic Title IV School Schedule as the Sources, subject to the instructions described in the succeeding paragraph of this note xviii.

For the purpose of comparing the school name Sample Characteristic to the Domestic Title IV School Schedule for Sample Student Loan numbers 4, 6, 35, 43, 45, 47, 71, 88, 89, 92, 102, 119 and 147, the Sponsor, on behalf of the Issuer, instructed us to note agreement with the Domestic Title IV School Schedule in accordance with the decode table that is shown below.

Exhibit 2 to Attachment A

Notes:  (continued)

xviii.	(continued)

Sample Student Loan Number	Preliminary Data File School Name	Domestic Title IV School Schedule School Name
4	Parsons School of Design	New School, The
6	California State University, Humboldt	Humboldt State University
35	University of Minnesota	University of Minnesota - Twin Cities
43	Parsons School of Design	New School, The
45	Art Institute	Art Institute of Pittsburgh (The)
47	University of Massachusetts	University of Massachusetts - Lowell
71	Indiana University	Indiana University - Bloomington
88	Mount Vernon Bible College	Life Pacific College
89	University of Minnesota	University of Minnesota - Twin Cities
92	University of Michigan	University of Michigan - Ann Arbor
102	University of Michigan	University of Michigan - Ann Arbor
119	University of Maryland	University of Maryland, Baltimore
147	University of Maryland Francis	University of Maryland, Baltimore

xix.
For the purpose of comparing the school type Sample Characteristic for each Sample Student Loan (except for the Sample Student Loan described in note xv. above), the Sponsor, on behalf of the Issuer, instructed us to note agreement with the Borrower Details Form in accordance with the decode table that is shown below.

Exhibit 2 to Attachment A

Notes:  (continued)

xix.	(continued)

Preliminary Data File School Type	Borrower Details Form School Type Description
UNDERGRAD	Bachelors
UNDERGRAD	Associates
GRAD OTHER	Masters
GRAD OTHER	Phd
GRAD OTHER	MMM in Vocal Performance
GRAD OTHER	Other in Physical Therapy
LAW	JD
LAW	School of Law
MBA	MBA
MED	MD
MED	PharmD
MED	Other in Pharmacy
OTHER	None in Professional Studies
OTHER	None in Website Design & Development

xx.
For the purpose of comparing the employer name Sample Characteristic for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations and truncations.

xxi.
For the purpose of comparing the borrower income Sample Characteristic for each Sample Student Loan (except for Sample Student Loan number 89), the Sponsor, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Borrower Details Form, Employment and Income Verification Letter or System Screen Shots.  We performed no procedures to reconcile any differences that may exist between the Sources.

xxii.	For the purpose of comparing the borrower income Sample Characteristic for Sample Student Loan number 89, the Sponsor, on behalf of the Issuer, instructed us to recalculate the borrower income by:
a.	Multiplying the gross semi-monthly borrower income amount, as shown on the Payment Stub, by
b.	24.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Student Loan Number	Sample Characteristic	Preliminary Data File Value	Source Value

3	Borrower income	$72,100.00	$100.00

18	Employer name	Goldman Sachs	Blackstone Group
	Borrower income	$450,000.00	$150,000.00

19	Borrower income	$80,800.00	$80,000.00

27	School type	MED	LAW

42	Last payment date	10/6/2015	N/A

72	School name	University of Groningen	<Missing> on the Domestic Title IV School Schedule

86	School type	MBA	GRAD OTHER

131	Original loan balance	$51,802.53	$51,526.97

150	Current loan balance	$63,635.18	$59,382.95

151	Last payment date	9/15/2015	8/15/2015

Exhibit 4 to Attachment A

Citizen or Resident Methodology

The Sponsor, on behalf of the Issuer, instructed us to consider the borrower a U.S. citizen or U.S. permanent resident if we observed any of the following:

1.	The existence of a U.S. passport or U.S. permanent resident card as the Form of Identification.

2.	The borrower’s year of birth was prior to 1984, as shown on the Form of Identification.

3.	The earliest possible SSN year, as shown on the corresponding FICO Report, was 10 years or less after the borrower’s year of birth, as shown on the corresponding Form of Identification.

4.	An account name containing any one of the following as shown on the corresponding FICO Report:
a.	FED Loan,
b.	Dept of Education,
c.	Dept of ED,
d.	DPT ED or
e.	Federal Loan.

Exhibit 5 to Attachment A

Free Cash Flow Calculation Methodology

For the purpose of recalculating the Free Cash Flow for each Statistical Student Loan, the Sponsor, on behalf of the Issuer, instructed us to use the following information, assumptions and methodologies:

1.	Calculate the monthly income after taxes (the “Monthly Income After Taxes”) for each Statistical Student Loan, by:
a.	Dividing:
i.	The borrower income, as shown on the Statistical Base Data File, by
ii.	12
and
b.
Multiplying the result obtained in a. above by 100% minus the tax rate, which we were instructed by the Sponsor, on behalf of the Issuer, corresponds to a borrower income value, as shown on the Statistical Base Data File, within the range of:

i.	REDACTED
ii.	REDACTED
iii.	REDACTED
iv.	REDACTED
v.	REDACTED

2.	Recalculate the Free Cash Flow for each Statistical Student Loan by:
a.	Subtracting the:
i.	Sum of the:
(a)	Remaining education payments,
(b)	Housing expense,
(c)	Fixed expenses excluding housing and education payments and
(d)	Loan monthly payment estimate,
all as shown on the Free Cash Flow Support Data File,
from
ii.	The Monthly Income After Taxes,
and
b.	Adding the free cash flow adjustment, as shown on the Free Cash Flow Support Data File, to the result obtained in a. above.

Exhibit 99.2

EY
Building a better
working world

Earnest Operations LLC 1455 Market Street 18th Floor San Francisco, California 94103

Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010

Re:      Earnest Student Loan Program 2016-A LLC
            (formerly known as Earnest Student Loan Program 2015-A LLC)
Asset-Backed Notes (the “Notes”) and Asset-Backed Residual Certificates (the “Certificates,” together with the Notes, the “Securities”)
Sample Student Loan Agreed-Upon Procedures

In reference to our discussion with you, we are amending our report to you dated 1 December 2015 (the “Original Asset File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Sample Student Loans and Statistical Student Loans (as defined in the Original Asset File to Data File Comparison AUP Report). Per your request, we are amending our report solely to reflect the name change of the Issuer (effective 22 December 2015).

Please inform all recipients of the Original Asset File to Data File Comparison AUP Report that the references to “Earnest Student Loan Program 2015-A LLC” have been changed to “Earnest Student Loan Program 2016-A LLC” to reflect the name change of the Issuer.

We acknowledge that a copy of the Original Asset File to Data File Comparison AUP Report has been attached to Form ABS Due Diligence-15E we delivered to you on 2 December 2015 and posted to the SEC Rule 17g-5 website for the transaction as required under SEC Rule 17g-10.  Otherwise, we request that you and any other recipients of the Original Asset File to Data File Comparison AUP Report dispose of, or delete, any paper or electronic versions of, or any emails containing, the Original Asset File to Data File Comparison AUP Report.

We request that you inform us once the above actions have been taken and confirmations have been received.

Yours truly,

/s/ Eli Stern

Earnest Student Loan Program 2016-A LLC
(formerly Earnest Student Loan Program 2015-A LLC)
Asset-Backed Notes and Asset-Backed Residual Certificates
Sample Student Loan Agreed-Upon Procedures

Report To:
Earnest Operations LLC
Credit Suisse Securities (USA) LLC

EY
Building a better
working world

EY Building a better working world	Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Earnest Operations LLC 1455 Market Street, 18th Floor San Francisco, California 94103 Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010
Re:  Earnest Student Loan Program 2016-A LLC (formerly known as Earnest Student Loan Program 2015-A LLC)
    Asset-Backed Notes (the “Notes”) and Asset-Backed Residual Certificates (the “Certificates,” together with the Notes, the “Securities”)
     Sample Student Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Earnest Student Loan Program 2016-A LLC, formerly known as Earnest Student Loan Program 2015-A LLC, (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of private credit student loans (the “Student Loans”) relating to the Earnest Student Loan Program 2016-A LLC securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Earnest Operations LLC (the “Sponsor”), on behalf of the Issuer, provided us with:
a.
An electronic data file labeled “Earnest_10 14 2015 Tape vF.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information on certain private credit student loans (the “Preliminary Student Loans”) as of 14 October 2015 (the “Statistical Cut-Off Date”) that are expected to be representative of the Student Loans,

b.
An electronic data file labeled “Earnest_10 14 2015 Tape vF_Pool2.xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File,” together with the Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Issuer, indicated contains updated information on certain of the Preliminary Student Loans (the “Statistical Student Loans”) as of the Statistical Cut-Off Date that are expected to be representative of the Student Loans,

EY Building a better working world	Page 2 of 4

c.
A schedule (the “Additional Sample Student Loan Schedule”) that the Sponsor, on behalf of the Issuer, indicated contains a single loan identification number (“Loan ID”) corresponding to one Preliminary Student Loan (the “Additional Sample Student Loan”), as shown on the Preliminary Data File, which is listed on Exhibit 1 to Attachment A,

d.	Imaged copies of:
i.	The approval disclosure and loan agreement (collectively, the “Agreement”),
ii.	The co-signer addendum to the loan agreement, if applicable (the “Co-signer Agreement”),
iii.	The borrower details form (the “Borrower Details Form”),
iv.	The employment offer or income verification letter, if applicable (the “Employment and Income Verification Letter”),
v.	The borrower’s payment stub, if applicable (the “Payment Stub”),
vi.	The borrower’s bank account statement, if applicable (the “Bank Statement”),
vii.	The borrower’s form of identification (the “Form of Identification”),
viii.	The borrower’s credit report at origination (the “FICO Report”) and
ix.
Certain printed system screen shots from the Sponsor’s servicing system (the “System Screen Shots,” together with the Agreement, Co-signer Agreement, Borrower Details Form, Employment and Income Verification Letter, Payment Stub, Bank Statement, Form of Identification and FICO Report, the “Source Documents”),relating to each Sample Student Loan (as defined in Attachment A),

e.	Certain schedules that the Sponsor, on behalf of the Issuer, indicated contain information relating to the:
i.	School name relating to schools located in the United States (the “Domestic Title IV School Schedule”),
ii.	School name relating to schools located outside of the United States (the “International Title IV School Schedule”)
iii.	Current loan balance (the “Current Loan Balance Schedule”) and
iv.
Next payment amount, if applicable (the “Next Payment Amount Schedules,” together with the Domestic Title IV School Schedule, International Title IV School Schedule, Current Loan Balance Schedule and Source Documents, the “Sources”),

relating to each Sample Student Loan,
f.
Information, assumptions and methodologies (collectively, the “Citizen or Resident Methodology”), which are included on Exhibit 4 to Attachment A, which the Sponsor, on behalf of the Issuer, indicated are related to the determination of U.S citizen or U.S. permanent resident status for each Sample Student Loan,

g.
Information, assumptions and methodologies (collectively, the “Free Cash Flow Calculation Methodology”), which are included on Exhibit 5 to Attachment A, which the Sponsor, on behalf of the Issuer, indicated are related to the recalculation of the free cash flow (the “Free Cash Flow”) for each Statistical Student Loan,

h.
An electronic data file labeled “Earnest_10 14 2015 FCF CS.xlsx” and the corresponding record layout and decode information (the “Free Cash Flow Support Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to the Free Cash Flow corresponding to each Statistical Student Loan,

i.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 2 to Attachment A, and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

EY Building a better working world	Page 3 of 4

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Additional Sample Student Loan Schedule, Sources, Citizen or Resident Methodology, Free Cash Flow Calculation Methodology, Free Cash Flow Support Data File, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Additional Sample Student Loan Schedule, Sources, Citizen or Resident Methodology, Free Cash Flow Calculation Methodology, Free Cash Flow Support Data File or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Student Loans, Statistical Student Loans or Student Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Student Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Student Loans,
iii.	Whether the originator of the Student Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

EY Building a better working world	Page 4 of 4

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 December 2015
except for the reference to the name of the Issuer which changed, as to which the date is 22 December 2015

EY Building a better working world	Attachment A Page 1 of 3

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Preliminary Student Loans from the Preliminary Data File (the “Initial Sample Student Loans,” together with the Additional Sample Student Loan, the “Sample Student Loans”).  The Initial Sample Student Loans are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Initial Sample Student Loans they instructed us to select from the Preliminary Student Loans on the Preliminary Data File.  Additionally, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they selected the Additional Sample Student Loan.

2.	For each Sample Student Loan, as applicable, we performed the following procedures:

a.
We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.
We observed that the corresponding Agreement contained a signature or electronic signature in the borrower signature section of the Agreement (except for Sample Student Loan number 123).  We performed no procedures to determine the validity of the signature or electronic signature we observed on the Agreement.

For Sample Student Loan number 123, we did not observe a signature or electronic signature in the borrower signature section of the Agreement.

c.
We observed that the corresponding Co-signer Agreement, if applicable, contained a signature or electronic signature in the co-signer signature section of the Co-signer Agreement.  We performed no procedures to determine the validity of the signature or electronic signature we observed on the Co-signer Agreement.

d.	We observed the existence of a FICO Report.

e.	We observed the existence of a Form of Identification.

EY Building a better working world	Attachment A Page 2 of 3

2.	(continued)

f.
We observed (i) an indication of payroll direct deposit on the corresponding System Screen Shots or Bank Statement or (ii) the existence of an Employment and Income Verification Letter or Payment Stub (except for Sample Student Loan numbers 1 and 99).  We performed no procedures to determine the validity of the amount of the payment indicated in the direct deposit, reconcile any amount of payment indicated in the direct deposit to the indicated income, as shown on the Employment and Income Verification Letter or Payment Stub or any other differences that may exist between the corresponding System Screen Shots, Bank Statement, Employment and Income Verification Letter or Payment Stub.

For Sample Student Loan numbers 1 and 99, the Sponsor, on behalf of the Issuer, did not provide us with the System Screen Shots, Bank Statement, Employment and Income Verification Letter or Payment Stub.

g.	We observed on the FICO Report that the borrower did not declare bankruptcy in the 3 years prior to the date of the corresponding FICO Report.

h.	We observed on the FICO Report (except for Sample Student Loan number 13) that the borrower had no charge-offs on any account in the 3 years prior to the date of the corresponding FICO Report.

For Sample Student Loan number 13, we observed on the FICO Report that the borrower had one charge-off on an account in the 3 years prior to the date of the corresponding FICO Report.

i.	We observed on the FICO Report that the borrower was not 30 days past due on any account more than twice in the 12 months prior to the date of the corresponding FICO Report.

j.
We observed on the FICO Report (except for Sample Student Loan number 13) that the borrower was not 60 days past due on any account more than once in the 12 months prior to the date of the corresponding FICO Report.

For Sample Student Loan number 13, we observed on the FICO Report that the borrower was 60 days past due seven times on an account in the 12 months prior to the date of the corresponding FICO Report.

k.
We observed on the FICO Report (except for Sample Student Loan number 13) that the borrower was not 90 days past due on any account more than once in the 12 months prior to the date of the corresponding FICO Report.

For Sample Student Loan number 13, we observed on the FICO Report that the borrower was 90 days past due five times on an account in the 12 months prior to the date of the corresponding FICO Report.

EY Building a better working world	Attachment A Page 3 of 3

2.	(continued)

l.	Using the Citizen or Resident Methodology, we determined that the borrower is considered a U.S. citizen or U.S. permanent resident.

m.
We observed that the school name corresponding to each Sample Student Loan (except for Sample Student Loan numbers 72 and 78) either (i) appeared on the International Title IV School Schedule (in accordance with note xvii. of Exhibit 2 to Attachment A or (ii) had a PEPS Eligibile/Certified Title IV indicator value, as shown on the Domestic Title IV School Schedule, of “Yes [YCY]” or “Yes [YPY].”

The school names corresponding to Sample Student Loan numbers 72 and 78, were not on the International Title IV School Schedule or Domestic Title IV School Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in this Item 2.  Additionally, for the information observed or determined as described in Items 2.b. through 2.m. above, we performed no additional procedures to compare any information or amounts to the corresponding information or amounts on the Preliminary Data File or any other Source, if applicable.

3.
For each private credit student loan on the Preliminary Data File and Statistical Base Data File, we compared the Loan ID on the Preliminary Data File to the corresponding Loan ID on the Statistical Base Data File and noted that:

a.	All of the Statistical Student Loans included on the Statistical Base Data File were included on the Preliminary Data File,
b.	190 of the Preliminary Student Loans included on the Preliminary Data File were not included on the Statistical Base Data File (the “Removed Student Loans”) and
c.	19 of the Removed Student Loans were Sample Student Loans (the “Removed Sample Student Loans”), which are identified on Exhibit 1 to Attachment A.

4.
For the 132 Sample Student Loans that were included on the Statistical Base Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information on the Statistical Base Data File.  All such compared information was in agreement.

5.	Using:
a.	Information on the Statistical Base Data File,
b.	Information on the Free Cash Flow Support Data File and
c.	The Free Cash Flow Calculation Methodology,
we recalculated the Free Cash Flow for each Statistical Student Loan.  We compared this recalculated information to the corresponding information on the Statistical Base Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Sample Student Loans

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

1	4455	X
2	4543	X
3	4659	X
4	8117	X
5	8146	X
6	8165	X
7	8167	X
8	8596	X
9	8692	X
10	8776	X
11	9009	X
12	9020	X
13	9084	X
14	9473	X
15	10188	X
16	10390	X
17	10451	X
18	10473	X
19	10997	X
20	11093	X
21	11573	X
22	11887	X
23	12322	X
24	12839	X
25	12857	X
26	13088	X
27	13916	X
28	14484	X
29	15627	X
30	16203	X
31	16261	X
32	16383	X
33	16450	X
34	16917	X
35	16994	X
36	17520	X
37	17559	X
38	17669	X
39	17737	X

Exhibit 1 to Attachment A

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

40	18124	X
41	18339	X
42	18503	X
43	18551	X
44	18933	X
45	19140	X
46	19342	X
47	19364	X
48	19535	X
49	19552	X
50	19758	X
51	20114	X
52	20203	X
53	20517	X
54	21483	X
55	21575	X
56	21811	X
57	21960	X
58	21995	X
59	22823	X
60	22951	X
61	22993	X
62	23005	X
63	23153	X
64	24529	X
65	25550	X
66	25921	X
67	26935	X
68	26993	X
69	27105	X
70	27844	X
71	27981	X
72	28317	X
73	28350	X
74	28585	X
75	28614	X
76	28675	X
77	29282	X
78	29330	X
79	29695	X
80	31087	X

Exhibit 1 to Attachment A

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

81	31594	X
82	31712	X
83	31736	X
84	31972	X
85	32515	X
86	32875	X
87	32878	X
88	33026	X
89	33146	X
90	33850	X
91	35222	X
92	36556	X
93	36884	X
94	37474	X		X
95	37823	X
96	38211	X
97	39398	X
98	39545	X
99	39601	X
100	43386	X
101	44434	X
102	45112	X
103	45902	X
104	45914	X
105	46659	X
106	49055	X
107	50879	X
108	53375	X		X
109	53639	X
110	54743	X		X
111	55145	X		X
112	57443	X
113	57917	X
114	58627	X
115	60588	X
116	63064	X
117	63594	X		X
118	65230	X
119	66578	X
120	67698	X
121	69515	X

Exhibit 1 to Attachment A

Sample Student Loan Number	Loan Number	Initial Sample Student Loan	Additional Sample Student Loan	Removed Sample Student Loan

122	69671	X		X
123	69963	X		X
124	70642	X		X
125	72920	X		X
126	73068	X		X
127	73374	X
128	73488	X		X
129	73805	X
130	74425	X
131	75757	X		X
132	76025	X
133	76655	X		X
134	76676	X
135	76685	X
136	77483	X		X
137	77691	X
138	78206	X
139	78577	X		X
140	81544	X
141	83029	X		X
142	83132	X
143	83681	X
144	84638	X		X
145	84831	X
146	85883	X		X
147	86661	X
148	88296	X		X
149	88480	X
150	89634	X
151	34308		X

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)

Loan ID	System Screen Shots	i.
Co-signer	Co-signer Agreement
State	Agreement or System Screen Shots	ii., iii.
Loan type	Agreement
Net margin	Agreement and recalculation	iv., v.
Funds transfer initiated date	System Screen Shots
Deferral end date	System Screen Shots	vi., vii.
First payment date	System Screen Shots and recalculation	viii.
Original maturity date	System Screen Shots and recalculation	ix.
Payment frequency	System Screen Shots
Original loan balance	System Screen Shots
Interest rate	System Screen Shots
Last payment date	System Screen Shots	x.
Next payment amount	(a) System Screen Shots, (b) Next Payment Amount Schedules or (c) Next Payment Amount Schedules and recalculation	x., xi., xii., xiii.
Repayment status	System Screen Shots	x., xiv.
Current loan balance	Current Loan Balance Schedule
School name	(a) Borrower Details Form and (b) International Title IV School Schedule or Domestic Title IV School Schedule	xv., xvi., xvii., xviii.
School type	Borrower Details Form	xv., xix.
Employer name	Borrower Details Form	xx.
Borrower income	(a) Borrower Details Form, Employment and Income Verification Letter or System Screen Shots or (b) Payment Stub and recalculation	xxi., xxii.
FICO score	FICO Report

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the state Sample Characteristic for each Sample Student Loan (except for Sample Student Loan numbers 42, 83 and 86), the Sponsor, on behalf of the Issuer, instructed us to use the Agreement as the Source.

iii.
For the purpose of comparing the state Sample Characteristic for Sample Student Loan numbers 42, 83 and 86, the Sponsor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source.

iv.	We were instructed by the Sponsor, on behalf of the Issuer, not to compare the net margin Sample Characteristic for Sample Student Loans with a loan type value of “fixed,” as shown on the Agreement.

v.
For the purpose of comparing the net margin Sample Characteristic for each Sample Student Loan with a loan type value of “variable,” as shown on the Agreement, the Sponsor, on behalf of the Issuer, instructed us to recalculate the net margin by subtracting the:

a.	Autopay discount amount, as shown on the Preliminary Data File, from
b.	Margin, as shown on the Agreement.

vi.
For the purpose of comparing the deferral end date Sample Characteristic for each Sample Student Loan (except for Sample Student Loan number 151), the Sponsor, on behalf of the Issuer, instructed us to compare the deferral end date, as shown on the Preliminary Data File, to the deferral end date, as shown on the System Screen Shots.

vii.
For the purpose of comparing the deferral end date Sample Characteristic for Sample Student Loan number 151, the Sponsor, on behalf of the Issuer, instructed us to compare the deferral end date, as shown on the Preliminary Data File, to the next payment due date, as shown on the System Screen Shots.

viii.
For the purpose of comparing the first payment date Sample Characteristic for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to recalculate the first payment date by adding:

a.	31 days to
b.	The deferral end date, as determined in notes vi. and vii. above.

ix.	For the purpose of comparing the original maturity date, the Sponsor, on behalf of the Issuer, instructed us to recalculate the original maturity date by adding the:
a.	Term (in days) to
b.	Deferral end date,
both as shown on the System Screen Shots.

Exhibit 2 to Attachment A

Notes:  (continued)

x.	The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-Off Date. For the purpose of comparing the:
a.	Last payment date,
b.	Next payment amount and
c.	Repayment status
Sample Characteristics for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-Off Date.

xi.
For the purpose of comparing the next payment amount Sample Characteristic for each Sample Student Loan (except for Sample Student Loan numbers 64, 108, 109, 126, 128, 138 and 149), the Sponsor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source.

xii.
For the purpose of comparing the next payment amount Sample Characteristic for Sample Student Loan numbers 64, 108, 126, 128, 138 and 149, the Sponsor, on behalf of the Issuer, instructed us to use the Next Payment Amount Schedules as the Source.

xiii.
For the purpose of comparing the next payment amount Sample Characteristic for Sample Student Loan number 109, the Sponsor, on behalf of the Issuer, instructed us to recalculate the next payment amount by dividing the:

a.	Next payment amount, as shown on the Next Payment Amount Schedules, by
b.	2.

xiv.	For the purpose of comparing the repayment status Sample Characteristic for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to:
a.	Note agreement with a repayment status of “in grace” for each Sample Student Loan with a:
i.	Funds transfer initiated date on or prior to the Statistical Cut-Off Date and
ii.	Deferral end date after the Statistical Cut-Off Date,
all as shown on the System Screen Shots,
b.	Note agreement with a repayment status of “deferment” for each Sample Student Loan, other than Sample Student Loans with a repayment status of “in grace” as determined in a. above, with a:
i.	Funds transfer initiated date, as shown on the System Screen Shots, on or prior to the Statistical Cut-Off Date,
ii.	Deferral end date, as shown on the System Screen Shots, on or prior to the Statistical Cut-Off Date and
iii.	Next payment date, as shown on the Preliminary Data File, that is more than 38 days after the Statistical Cut-Off Date and
c.
Note agreement with a repayment status of “repayment” for each Sample Student Loan, other than Sample Student Loans with a repayment status of “in grace” or “deferment” as determined in a. and b. above.

Exhibit 2 to Attachment A

Notes:  (continued)

xv.	We were instructed by the Sponsor, on behalf of the Issuer, not to compare the school name and school type Sample Characteristics for the Sample Student Loan number 78.

xvi.
For the purpose of comparing the school name Sample Characteristic to the corresponding information on the Sources for each Sample Student Loan (except for the Sample Student Loans described in note xv. above and as described in notes xvii. and xviii. below), the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

xvii.
For the purpose of comparing the school name Sample Characteristic for Sample Student Loan numbers 14, 121 and 143, the Sponsor, on behalf of the Issuer, instructed us to use the Borrower Details Form and the International Title IV School Schedule as the Sources and to note agreement with the International Title IV School Schedule in accordance with the decode table that is shown below.

Sample Student Loan Number	Preliminary Data File School Name	International Title IV School Schedule School Name
14	University of Navarra	Universidad de Navarra
121	Saint George’s University	St George’s University, School of Medicine
143	INSEAD	INSEAD

xviii.
For the purpose of comparing the school name Sample Characteristic for each Sample Student Loan (except for the Sample Student Loans described in notes xv. and xvii. above), the Sponsor, on behalf of the Issuer, instructed us to use the Borrower Details Form and the Domestic Title IV School Schedule as the Sources, subject to the instructions described in the succeeding paragraph of this note xviii.

For the purpose of comparing the school name Sample Characteristic to the Domestic Title IV School Schedule for Sample Student Loan numbers 4, 6, 35, 43, 45, 47, 71, 88, 89, 92, 102, 119 and 147, the Sponsor, on behalf of the Issuer, instructed us to note agreement with the Domestic Title IV School Schedule in accordance with the decode table that is shown below.

Exhibit 2 to Attachment A

Notes:  (continued)

xviii.	(continued)

Sample Student Loan Number	Preliminary Data File School Name	Domestic Title IV School Schedule School Name
4	Parsons School of Design	New School, The
6	California State University, Humboldt	Humboldt State University
35	University of Minnesota	University of Minnesota - Twin Cities
43	Parsons School of Design	New School, The
45	Art Institute	Art Institute of Pittsburgh (The)
47	University of Massachusetts	University of Massachusetts - Lowell
71	Indiana University	Indiana University - Bloomington
88	Mount Vernon Bible College	Life Pacific College
89	University of Minnesota	University of Minnesota - Twin Cities
92	University of Michigan	University of Michigan - Ann Arbor
102	University of Michigan	University of Michigan - Ann Arbor
119	University of Maryland	University of Maryland, Baltimore
147	University of Maryland Francis	University of Maryland, Baltimore

xix.
For the purpose of comparing the school type Sample Characteristic for each Sample Student Loan (except for the Sample Student Loan described in note xv. above), the Sponsor, on behalf of the Issuer, instructed us to note agreement with the Borrower Details Form in accordance with the decode table that is shown below.

Exhibit 2 to Attachment A

Notes:  (continued)

xix.	(continued)

Preliminary Data File School Type	Borrower Details Form School Type Description
UNDERGRAD	Bachelors
UNDERGRAD	Associates
GRAD OTHER	Masters
GRAD OTHER	Phd
GRAD OTHER	MMM in Vocal Performance
GRAD OTHER	Other in Physical Therapy
LAW	JD
LAW	School of Law
MBA	MBA
MED	MD
MED	PharmD
MED	Other in Pharmacy
OTHER	None in Professional Studies
OTHER	None in Website Design & Development

xx.
For the purpose of comparing the employer name Sample Characteristic for each Sample Student Loan, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations and truncations.

xxi.
For the purpose of comparing the borrower income Sample Characteristic for each Sample Student Loan (except for Sample Student Loan number 89), the Sponsor, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Borrower Details Form, Employment and Income Verification Letter or System Screen Shots.  We performed no procedures to reconcile any differences that may exist between the Sources.

xxii.	For the purpose of comparing the borrower income Sample Characteristic for Sample Student Loan number 89, the Sponsor, on behalf of the Issuer, instructed us to recalculate the borrower income by:
a.	Multiplying the gross semi-monthly borrower income amount, as shown on the Payment Stub, by
b.	24.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Student Loan Number	Sample Characteristic	Preliminary Data File Value	Source Value

3	Borrower income	$72,100.00	$100.00

18	Employer name	Goldman Sachs	Blackstone Group
	Borrower income	$450,000.00	$150,000.00

19	Borrower income	$80,800.00	$80,000.00

27	School type	MED	LAW

42	Last payment date	10/6/2015	N/A

72	School name	University of Groningen	<Missing> on the Domestic Title IV School Schedule

86	School type	MBA	GRAD OTHER

131	Original loan balance	$51,802.53	$51,526.97

150	Current loan balance	$63,635.18	$59,382.95

151	Last payment date	9/15/2015	8/15/2015

Exhibit 4 to Attachment A

Citizen or Resident Methodology

The Sponsor, on behalf of the Issuer, instructed us to consider the borrower a U.S. citizen or U.S. permanent resident if we observed any of the following:

1.	The existence of a U.S. passport or U.S. permanent resident card as the Form of Identification.

2.	The borrower’s year of birth was prior to 1984, as shown on the Form of Identification.

3.	The earliest possible SSN year, as shown on the corresponding FICO Report, was 10 years or less after the borrower’s year of birth, as shown on the corresponding Form of Identification.

4.	An account name containing any one of the following as shown on the corresponding FICO Report:
a.	FED Loan,
b.	Dept of Education,
c.	Dept of ED,
d.	DPT ED or
e.	Federal Loan.

Exhibit 5 to Attachment A

Free Cash Flow Calculation Methodology

For the purpose of recalculating the Free Cash Flow for each Statistical Student Loan, the Sponsor, on behalf of the Issuer, instructed us to use the following information, assumptions and methodologies:

1.	Calculate the monthly income after taxes (the “Monthly Income After Taxes”) for each Statistical Student Loan, by:
a.	Dividing:
i.	The borrower income, as shown on the Statistical Base Data File, by
ii.	12
and
b.
Multiplying the result obtained in a. above by 100% minus the tax rate, which we were instructed by the Sponsor, on behalf of the Issuer, corresponds to a borrower income value, as shown on the Statistical Base Data File, within the range of:

i.	REDACTED
ii.	REDACTED
iii.	REDACTED
iv.	REDACTED
v.	REDACTED

2.	Recalculate the Free Cash Flow for each Statistical Student Loan by:
a.	Subtracting the:
i.	Sum of the:
(a)	Remaining education payments,
(b)	Housing expense,
(c)	Fixed expenses excluding housing and education payments and
(d)	Loan monthly payment estimate,
all as shown on the Free Cash Flow Support Data File,
from
ii.	The Monthly Income After Taxes,
and
b.	Adding the free cash flow adjustment, as shown on the Free Cash Flow Support Data File, to the result obtained in a. above.